Leatherback Long/Short Alternative Yield ETF

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited)

	Shares	Value
Common Stocks - 116.5%
Aerospace & Defense - 2.8%
L3Harris Technologies, Inc. (1)	10,518	$1,850,327

Agriculture - 5.4%
Bunge Ltd. (1)	38,499	3,566,547

Beverages - 5.4%
Keurig Dr Pepper, Inc. (1)	56,721	1,765,157
The Coca-Cola Co. (1)	30,357	1,811,099
		3,576,256
Building Materials - 3.2%
Carrier Global Corp. (1)	51,422	2,103,160

Chemicals - 5.8%
Air Products and Chemicals, Inc. (1)	10,043	2,702,973
Nutrien Ltd. (1)(2)	21,983	1,158,504
		3,861,477
Commercial Services - 3.5%
S&P Global, Inc. (1)	6,232	2,289,824

Diversified Financial Services - 8.7%
Intercontinental Exchange, Inc. (1)	27,354	2,898,156
Visa, Inc. - Class A (1)(2)	13,095	2,894,388
		5,792,544
Electric - 3.5%
PG&E Corp. (1)(4)	138,110	2,339,583

Entertainment - 3.3%
Vail Resorts, Inc. (1)	9,072	2,206,310

Environmental Control - 5.0%
Waste Management, Inc. (2)	20,383	3,300,415

Food - 3.2%
Lancaster Colony Corp. (1)(2)	10,851	2,133,090

Healthcare - Products - 12.1%
GE HealthCare Technologies, Inc. (1)	26,094	2,074,734
Medtronic PLC (1)	31,015	2,566,802
Zimmer Biomet Holdings, Inc. (1)	26,598	3,386,989
		8,028,525
Insurance - 3.8%
Old Republic International Corp. (1)	101,537	2,486,641

Media - 4.0%
Comcast Corp. - Class A (1)	68,070	2,678,555

Mining - 6.1%
Newmont Corp. (1)	60,847	2,467,346
Rio Tinto PLC - ADR (1)	26,192	1,546,637
		4,013,983
Oil & Gas - 4.9%
Exxon Mobil Corp. (1)	31,650	3,233,997

Packaging & Containers - 3.1%
Packaging Corp of America (1)(2)	16,332	2,025,658

Pharmaceuticals - 8.0%
AbbVie, Inc. (1)	20,237	2,791,896
Johnson & Johnson (1)	16,027	2,485,147
		5,277,043
Real Estate Investment Trusts (REITs) - 7.6%
AGNC Investment Corp. (1)	122,019	2,494,068
PotlatchDeltic Corp. (1)(2)	54,075	2,516,110
		5,010,178
Retail - 2.7%
Domino’s Pizza, Inc.	6,193	1,795,041

Software - 8.4%
Activision Blizzard, Inc. (1)	36,036	2,890,087
Fidelity National Information Services, Inc. (1)	49,145	2,681,843
		5,571,930
Transportation - 2.9%
Union Pacific Corp.	9,996	1,924,430

Water - 3.1%
American Water Works Co., Inc. (1)(2)	14,452	2,087,591
Total Common Stocks
(Cost $80,727,772)		77,153,105

Convertible Preferred Stocks - 3.3%
Real Estate Investment Trusts (REITs) - 3.3%
EPR Properties
5.750% (3)	112,840	2,168,785
Total Convertible Preferred Stocks
(Cost $2,538,979)		2,168,785

Short-Term Investments - 11.5%
Money Market Funds - 11.5%
First American Government Obligations Fund, Class X, 4.968% (5)	7,609,875	7,609,875
Total Short-Term Investments
(Cost $7,609,875)		7,609,875

Investments Purchased with Collateral from Securities Lending - 8.1%
Mount Vernon Liquid Assets Portfolio, LLC, 5.290% (5)	5,384,063	5,384,063
Total Investments Purchased with Collateral From Securities Lending
(Cost $5,384,063)		5,384,063

Total Investments in Securities - 139.4%
(Cost $96,260,689)		92,315,828
Liabilities in Excess of Other Assets - (39.4)%		(26,080,107)
Total Net Assets - 100.0%		$66,235,721

ADR	American Depositary Receipt
(1)	All or a portion of the shares of this security have been committed as collateral for securities sold short.
(2)
This security or a portion of this security was out on loan as of May 31, 2023. Total loaned securities had a value of $5,261,671 or 7.9% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	Perpetual maturity.
(4)	Non-income producing security.
(5)	The rate shown is the annualized seven-day effective yield as of May 31, 2023.

Leatherback Long/Short Alternative Yield ETF

SCHEDULE OF SECURITIES SOLD SHORT at May 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (1) - 30.2%
Auto Manufacturers - 2.0%
Tesla, Inc.	6,479	$1,321,262

Commercial Services - 1.4%
Block, Inc. - Class A	15,705	948,425

Computers - 1.6%
Apple, Inc.	5,802	1,028,405

Diversified Financial Services - 3.0%
BlackRock, Inc.	1,720	1,130,986
Stifel Financial Corp.	15,770	876,339
		2,007,325
Entertainment - 1.4%
DraftKings, Inc. - Class A	38,891	907,716

Home Builders - 1.4%
DR Horton, Inc.	8,402	897,670

Internet - 3.2%
DoorDash, Inc. - Class A	18,887	1,233,132
Shopify, Inc. - Class A	15,992	914,582
		2,147,714
Leisure Time - 3.5%
Life Time Group Holdings, Inc.	34,466	655,199
Planet Fitness, Inc. - Class A	15,401	984,740
YETI Holdings, Inc.	19,313	706,276
		2,346,215
Miscellaneous Manufacturers - 1.6%
General Electric Co.	10,293	1,045,048

Real Estate Investment Trusts (REITs) - 3.0%
Equinix, Inc.	1,404	1,046,752
Prologis, Inc.	7,828	974,977
		2,021,729
Retail - 6.2%
Chipotle Mexican Grill, Inc.	488	1,013,327
Five Below, Inc.	5,205	897,967
Lululemon Athletica, Inc.	3,358	1,114,621
Ollie’s Bargain Outlet Holdings, Inc.	19,431	1,071,037
		4,096,952
Software - 1.9%
HubSpot, Inc.	2,407	1,246,802
Total Common Stocks
(Cost $19,905,047)		20,015,263

Total Securities Sold Short - 30.2%
(Cost $19,905,047)		$20,015,263

(1)	Non-income producing securities.

Summary of Fair Value Exposure at May 31, 2023 (Unaudited)

The Leatherback Long/Short Alternative Yield ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments and securities sold short as of May 31, 2023:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$77,153,105	$–	$–	$77,153,105
Convertible Preferred Stocks (1)	–	2,168,785	–	–	2,168,785
Short-Term Investments	–	7,609,875	–	–	7,609,875
Investments Purchased With Collateral From Securities Lending (2)	5,384,063	–	–	–	5,384,063
Total Investments in Securities	$5,384,063	$86,931,765	$–	$–	$92,315,828

Securities Sold Short		Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$20,015,263	$–	$–	$20,015,263
Total Securities Sold Short	$–	$20,015,263	$–	$–	$20,015,263

(1) See Schedule of Investments for industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.